Business Segment Information - other non-current assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 376,728	$ 383,729
Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	293,974	297,537
Africa
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	29,930	33,258
Asia
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	24	20
Europe
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 52,800	$ 52,914